CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data	Preferred Stock Series B	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2012	$ 0	$ 62	$ 93,273	$ (104)	$ (92,098)	$ 1,133
Beginning Balance, Shares at Dec. 31, 2012	0	62,282
Issuance of Series B preferred stock, Amount	1,341
Issuance of Series B preferred stock, Shares	3
Deemed dividends on beneficial conversion feature of preferred stock			(3,148)			(3,148)
Preferred dividends					(27)
Conversion of preferred stock, Amount	(202)	1	201
Conversion of preferred stock, Shares	(1)	878
Issuance of common stock, Amount		1	462			162
Issuance of common stock, Shares		670
Issuance of stock options			126
Exercise of warrants/options, Amount		7	3,269			3,102
Exercise of warrants/options, Shares		6,649
Stock-based compensation expense			824			824
Deemed dividends			537		(537)
Acquisition of treasury stock				(28)
Net Loss					(7,215)	(7,215)
Ending Balance, Amount at Dec. 31, 2013	1,139	71	101,840	(132)	(103,025)	(107)
Ending Balance, Shares at Dec. 31, 2013	2	70,479
Conversion of preferred stock, Amount	(461)	2	459
Conversion of preferred stock, Shares	(1)	2,311
Issuance of common stock and warrants, Amount		21	3,348			3,369
Issuance of common stock and warrants, Shares		20,872
Issuance of warrants			372			372
Issuance of stock options			61			61
Exercise of warrants/options, Amount		96				96
Exercise of warrants/options, Shares	441
Stock-based compensation expense			886			886
Stock-based compensation expense, Shares		2
Conversion of debts into common stock, Amount		3	890			893
Conversion of debts into common stock, Shares		2,784
Net Loss					(9,883)	(9,883)
Ending Balance, Amount at Dec. 31, 2014	$ 678	$ 97	$ 107,952	$ (132)	$ (113,060)	$ (4,465)
Ending Balance, Shares at Dec. 31, 2014	1	96,889